Changes in Accumulated OCI by Component and Reclassifications Out of Accumulated OCI (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (175.7)	$ (159.2)	$ (170.8)
OCI before reclassifications	(10.1)	(3.3)	26.5
Amounts reclassified from accumulated OCI	7.3	(13.2)	(14.9)
After-tax amount, Total other comprehensive (loss) income	(2.8)	(16.5)	11.6
Ending balance	(178.5)	(175.7)	(159.2)
Foreign currency translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(149.4)	(148.9)	(145.0)
OCI before reclassifications	12.4	(0.5)	(3.9)
After-tax amount, Total other comprehensive (loss) income	12.4	(0.5)	(3.9)
Ending balance	(137.0)	(149.4)	(148.9)
Gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1.0	22.1	5.9
OCI before reclassifications	(22.0)	(6.7)	32.2
Amounts reclassified from accumulated OCI	6.7	(14.4)	(16.0)
After-tax amount, Total other comprehensive (loss) income	(15.3)	(21.1)	16.2
Ending balance	(14.3)	1.0	22.1
Pension Plans | Accumulated Defined Benefit Plans Adjustment Actuarial Net Gain Loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(44.4)	(51.5)	(46.0)
OCI before reclassifications	0.2	4.7	(7.3)
Amounts reclassified from accumulated OCI	1.7	2.4	1.8
After-tax amount, Total other comprehensive (loss) income	1.9	7.1	(5.5)
Ending balance	(42.5)	(44.4)	(51.5)
Pension Plans | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Cost (Credit)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	17.1	19.1	14.3
OCI before reclassifications	(0.7)	(0.8)	5.5
Amounts reclassified from accumulated OCI	(1.1)	(1.2)	(0.7)
After-tax amount, Total other comprehensive (loss) income	(1.8)	(2.0)	4.8
Ending balance	$ 15.3	$ 17.1	$ 19.1